Earnings per ordinary share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per ordinary share [abstract]
Summary of earnings per ordinary share
Earnings per ordinary share
Weighted average number
of ordinary

shares outstanding
Amount during the period Per ordinary share
(in EUR million) (in millions) (in EUR)
2021 2020 2019 2021 2020 2019 2021 2020 2019
Basic earnings 5,951 2,250 3,903 3,888.5 3,898.9 3,894.8 1.53 0.58 1.00
Basic earnings from continuing
operations
5,951 2,250 3,903 1.53 0.58 1.00
Effect of dilutive instruments:
Stock option and share plans 2.2 2.2 0.5
2.2 2.2 0.5
Diluted earnings
5,951 2,250 3,903 3,890.7 3,901.1 3,895.3 1.53 0.58 1.00
Diluted earnings from
continuing operations
5,951 2,250 3,903 1.53 0.58 1.00